Supplementary Financial Statement Information - Schedule of Accrued Liabilities and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
a. Accrued liabilities and other payables:
Employees and institutions for employees	$ 581	$ 656
Provisions for vacation	605	537
Royalties and Other	62	101
Accrued liabilities and other	$ 1,248	$ 1,294